Note 13 - Income Taxes (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry forwards	$ 5,085,500	$ 4,515,000
Net deferred tax assets before valuation allowance	5,085,500	4,515,000
Less: Valuation allowance	(5,085,500)	(4,515,000)
Net deferred tax assets